UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEET ¥ in Thousands, $ in Thousands	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 3,241,336	$ 461,887	¥ 4,434,525
Restricted cash	0	0	6,120
Short-term investments	936,267	133,417	941,738
Accounts receivable, net of allowance of RMB147,495 and RMB106,333 (US$15,152) as of December 31, 2023 and September 30, 2024, respectively	2,215,920	315,766	2,169,042
Prepayments and other assets	2,302,748	328,139	2,794,259
Licensed copyrights, net	522,495	74,455	582,521
Total current assets	9,564,158	1,362,882	12,635,229
Non-current assets:
Fixed assets, net	839,945	119,691	863,813
Long-term investments	2,054,565	292,773	2,260,785
Licensed copyrights, net	6,862,492	977,897	6,966,508
Intangible assets, net	310,006	44,176	309,534
Produced content, net	14,321,624	2,040,815	13,376,985
Prepayments and other assets	3,508,104	499,901	3,518,210
Operating lease assets	621,083	88,504	683,897
Goodwill	3,820,823	544,463	3,820,823
Total non-current assets	35,265,882	5,025,348	31,959,145
Total assets	44,830,040	6,388,230	44,594,374
Current liabilities (including current liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB12,450,389 and RMB13,248,930 (US$1,887,957) as of December 31, 2023 and September 30, 2024, respectively):
Accounts and notes payable	6,486,111	924,263	5,671,074
Customer advances and deferred revenue	4,320,866	615,718	4,373,208
Short-term loans	4,347,147	619,463	3,571,637
Long-term loans, current portion	36,800	5,244	2,000
Convertible senior notes, current portion	16,668	2,375	2,802,442
Operating lease liabilities, current portion	93,432	13,314	100,883
Accrued expenses	1,858,403	264,820	1,910,191
Total current liabilities	21,451,990	3,056,883	22,341,534
Non-current liabilities (including non-current liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB1,522,773 and RMB1,616,055 (US$230,286) as of December 31, 2023 and September 30, 2024, respectively):
Long-term loans	496,951	70,815	97,990
Convertible senior notes	8,187,011	1,166,640	8,143,994
Deferred tax liabilities	34	5	824
Operating lease liabilities	464,837	66,239	523,747
Total non-current liabilities	10,099,390	1,439,152	10,067,925
Total liabilities	31,551,380	4,496,035	32,409,459
Commitments and contingencies
Shareholders’ equity:
Additional paid-in capital	55,439,943	7,900,129	54,971,469
Accumulated deficit	(43,620,014)	(6,215,802)	(44,573,428)
Accumulated other comprehensive income	1,388,992	197,930	1,688,047
Noncontrolling interests	69,308	9,876	98,397
Total shareholders’ equity	13,278,660	1,892,195	12,184,915
Total liabilities and shareholders' equity	44,830,040	6,388,230	44,594,374
Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	238	34	237
Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	193	28	193
Related Party
Current assets:
Amounts due from related parties	345,392	49,218	1,707,024
Non-current assets:
Amounts due from related parties, non-current	2,927,240	417,128	158,590
Current liabilities (including current liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB12,450,389 and RMB13,248,930 (US$1,887,957) as of December 31, 2023 and September 30, 2024, respectively):
Other liabilities	3,267,320	465,589	2,953,658
Non-current liabilities (including non-current liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB1,522,773 and RMB1,616,055 (US$230,286) as of December 31, 2023 and September 30, 2024, respectively):
Other non-current liabilities	64,211	9,150	80,566
Nonrelated Party
Current liabilities (including current liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB12,450,389 and RMB13,248,930 (US$1,887,957) as of December 31, 2023 and September 30, 2024, respectively):
Other liabilities	1,025,243	146,097	956,441
Non-current liabilities (including non-current liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB1,522,773 and RMB1,616,055 (US$230,286) as of December 31, 2023 and September 30, 2024, respectively):
Other non-current liabilities	¥ 886,346	$ 126,303	¥ 1,220,804